GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE D – GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets consist of the following at:

	March 31, 2023 (Unaudited)	December 31, 2022
Customer list and covenant not to compete acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	$1,083,333	$1,083,333
Goodwill acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	134,925	134,925
Customer list and covenant not to compete acquired in connection with the Asset Purchase Agreement with Amwaste, Inc. closed on February 11, 2021	109,000	109,000
Total	1,327,258	1,327,258
Accumulated amortization	(365,555)	(302,730)

Net	$961,703	$1,024,529

The customer lists and covenants not to compete are being amortized using the straight-line method over their estimated useful lives of five years. For the three months ended March 31, 2023 and 2022, amortization of intangible assets expense was $62,825 and $62,826, respectively.

At March 31, 2023, the expected future amortization of intangible assets expense is:

Amount
Fiscal year ending December 31:
2023	$175,642
2024	238,467
2025	238,467
2026	174,202
2027	-
Thereafter	-
Total	$826,778

NOTE E – GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets consist of the following at:

	December 31, 2022	December 31, 2021
Customer list and covenant not to compete acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	$1,083,333	$1,083,333
Goodwill acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	134,926	86,176
Customer list and covenant not to compete acquired in connection with the Asset Purchase Agreement with Amwaste, Inc. closed on February 11, 2021	109,000	109,000
Total	1,327,259	1,278,509
Accumulated amortization	(302,730)	(57,845)

Net	$1,024,529	$1,220,664

The customer lists and covenants not to compete are being amortized using the straight-line method over their estimated useful life of five years. For the years ended December 31, 2022 and 2021, amortization of intangible assets expense was $247,385 and $57,845, respectively.

At December 31, 2022, the expected future amortization of intangible assets expense is:

Amount
Fiscal year ending December 31:
2023	$238,467
2024	238,467
2025	238,467
2026	174,202
2027	-
Thereafter	-
Total	$889,603